Investments in Associates & Joint Ventures - Schedule of investment in associate and joint ventures - Statement of financial position (Details) - CAD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure Of Associate And Joint Ventures [Line Items]
Cash and cash equivalents	$ 67,462	$ 184,173	$ 113,568
Current liabilities	503,638	82,487
Truss LP
Disclosure Of Associate And Joint Ventures [Line Items]
Cash and cash equivalents	6,757	19,561
Other current assets	14,182	7,867
Non-current assets	67,766	66,863
Current liabilities	11,184	11,112
Non-current liabilities	$ 8,667	$ 8,903